Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total debt	$ 2,877,138	$ 1,587,613
Amounts due within one year	(24,607)	(8,222)
Long-term debt	2,852,531	1,579,391
Mandatorily Redeemable Preferred Stock
Debt Instrument [Line Items]
Total debt	34,773
Term Loan Facility
Debt Instrument [Line Items]
Total debt	988,645
Prior Term Loan Facility
Debt Instrument [Line Items]
Total debt		777,197
8.00% Notes due 2020
Debt Instrument [Line Items]
Total debt	750,000
8.75% Notes due 2023
Debt Instrument [Line Items]
Total debt	600,000
6.375% Notes due 2022
Debt Instrument [Line Items]
Total debt	500,000
8.25% Notes due 2019
Debt Instrument [Line Items]
Total debt		550,000
Prior ABL Facility
Debt Instrument [Line Items]
Total debt		256,100
Long Term Debt Other
Debt Instrument [Line Items]
Total debt	$ 3,720	$ 4,316